Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales (including 2,384 and 4,096 of sales to related parties for the six months ended, June 30, 2020 and June 30, 2019, respectively)	$ 25,820	$ 38,467
Cost of sales (including depreciation and impairment of 1,602 and 2,596 and purchases from related parties of 571 and 578 for the six months ended June 30, 2020 and June 30, 2019, respectively)	25,459	36,664
Gross margin	361	1,803
Selling, general and administrative expenses	967	1,192
Operating (loss) / income	(606)	611
Income from investments in associates, joint ventures and other investments	127	302
Financing costs - net (note 6 and note 7)	(642)	(719)
(Loss) Income before taxes	(1,121)	194
Income tax expense (note 5)	(524)	(149)
Net (loss) income (including non-controlling interests)	(1,645)	45
Net (loss) income attributable to:
Equity holders of the parent	(1,679)	(33)
Non-controlling interests	$ 34	$ 78
(Loss) earnings per common share
Basic (in USD per share)	$ (1.57)	$ (0.03)
Diluted (in USD per share)	$ (1.57)	$ (0.03)
Weighted average common shares outstanding
Basic (in shares)	1,066	1,013
Diluted (in shares)	1,066	1,013